Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Prepayments and Other Receivables

	2017	2016
	RMB million	RMB million
Value added tax recoverable	3,662	1,746
Value added tax refundable	1,387	615
Subsidy receivable	1,450	762
Prepaid corporate income tax	139	283
Advance to suppliers	218	2,327
Prepaid aircraft operating lease rentals	319	382
Dividend receivable	183	—
Rebate receivables on aircraft acquisitions	944	1,489
Rental deposits	200	233
Amounts due from related parties (note 47(c)(i))	569	616
Deposits relating to aircraft held under operating leases	76	140
Others	365	838

	9,512	9,431
Provision for impairment of other receivables	(198)	(200)

	9,314	9,231